Vanguard Intermediate-Term Treasury Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Intermediate-Term Treasury Fund	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury securities, which include bills, bonds, and notes issued by the U.S. Treasury. The Fund expects to maintain a dollar-weighted average maturity of 5 to 10 years.In addition to U.S. Treasury securities, the Fund may invest in other types of fixed income securities. These may include bonds issued by agencies and instrumentalities of the U.S. government or mortgage-backed securities. The Fund also may invest in derivatives such as options, futures contracts, or swap agreements, or may enter into To Be Announced (“TBA”) transactions.